EQUITY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Common stock, shares issued	15,386,840	14,987,474
Common stock, shares outstanding	15,386,840	14,987,474
Sale of stock, shares	399,366
Net proceeds from common stock	$ 2,250